Finance Expense (Tables)	12 Months Ended
Mar. 31, 2025
Other Income and Expenses [Abstract]
Schedule of finance expense [Table Text Block]
	2025	2024

Interest and accretion on convertible loan	1,654	2,412
Interest on loans payable	422	399
Interest on term loan	214	213
Total	2,290	3,024